Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Land	$ 165.5	$ 167.7
Buildings	7,116.6	6,826.9
Equipment	7,792.3	7,684.1
Construction in progress	1,588.6	1,600.6
Property and equipment, gross	16,663.0	16,279.3
Less accumulated depreciation	(8,666.9)	(8,394.2)
Property and equipment, net	7,996.1	7,885.1
Depreciation expense	797.1	681.7	$ 638.8
Rental expense	175.7	$ 177.4	$ 179.2
Property, Plant and Equipment [Line Items]
2019	130.6
2020	107.9
2021	75.5
2022	64.7
2023	49.9
After 2023	$ 281.0
Building | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	12 years
Building | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	50 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	25 years